Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Accrued Expenses And Other Current Liabilities Abstract
Penalty payable	$ 53,667	$ 117,590
Refundable deposits from members, current	62,101	62,947
Payable for investments and acquisitions	10,544	10,556
Payable to former shareholders of acquirees	9,958	9,958
Accrued payroll	10,329	17,397
VAT payable	6,398	5,271
Other taxes payable	4,325	5,225
Interests payable	1,450	308
Others	22,850	18,937
Third-party loans	42,837	43,407
Amounts reimbursable to employees	2,305	2,786
Total	$ 226,764	$ 294,382